Discontinued Operations	6 Months Ended
Jun. 30, 2025
Discontinued Operations
Discontinued Operations

Note 4 - Discontinued Operations

On May 15, 2025, the Group sold its Electric Vehicle business (the “EV Business”), comprised of Hangzhou Jiyi Investment Management Co., Ltd., Hangzhou Wangbo Investment Management Co., Ltd., and its subsidiaries Shangchi Automobile Co., Ltd. and Shenzhen Yimao New Energy Sales Co., Ltd., to a third party (the “Buyer”). Based on the original agreement signed on May 6, 2025 and amended agreement signed on June 30, 2025, the final consideration was $83,757(RMB600,000), which was collected by the Group on May 14, 2025 As a result, the gain from the disposal of EV Business amounted to $3,544,650 for the six months ended June 30, 2025.

The disposal of the EV Business represents a strategic shift that has a significant effect on the Group’s operations and financial results, which triggers discontinued operations accounting in accordance with ASC 205-20-45; therefore, the Group determined that the disposal of the EV Business met the criteria to be classified as discontinued operations. As a result, the EV Business’s historical financial results are reflected in the Group’s unaudited condensed consolidated financial statements as discontinued operations. The assets and liabilities related to the discontinued operations were retroactively classified as assets/liabilities of discontinued operations, while results of operations related to the discontinued operations, including comparatives, were retroactively reported as loss from discontinued operations for the six months ended June 30, 2025 and 2024, respectively.

The aggregated financial results of the discontinued business are set forth below:

	For the Six Months Ended June 30,
	2025	2024
Revenues	$54,697	$41,851
Cost of revenues	2,292	6,674
Gross profit (loss)	52,405	35,177
Operating expenses	60,145	639,360
Loss from operations	(7,740)	(604,183)
Other expenses, net	(53,134)	(58,339)
Loss before income taxes	(60,874)	(662,522)
Provision for income taxes	-	-
Loss from discontinued operations	(60,874)	(662,522)

	June 30,	December 31,
	2025	2024
Assets
Current assets
Cash and cash equivalents	$-	$20,566
Restricted cash	-	104
Accounts receivable, net	-	342,141
Inventory, net	-	453,971
Advances to suppliers, net	-	30,392
Prepaid taxes	-	36,312
Prepaid expenses and other receivables, net	-	3,700
Total current assets of discontinued operations	-	887,186

Non-current assets	-
Property, plant and equipment, net	-	994,281
Intangible assets, net	-	731
Total non-current assets of discontinued operations	-	995,012
Total assets of discontinued operations	$-	$1,882,198

Liabilities
Current liabilities
Accounts payable	$-	$1,530,190
Due to related parties	-	37,793
Customer deposits	-	887,699
Taxes payable	-	-
Accrued liabilities and other payables	-	2,564,581
Total current liabilities of discontinued operations	-	5,020,263
Total liabilities of discontinued operations	$-	$5,020,263